Note J - Acquisition (Details Textual) - USD ($)	1 Months Ended
	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Hydro Companies [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 748,000
Hydro Companies [Member] | Technology and Drawings [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	130,000
Hydro Companies [Member] | Trademarks and Trade Names [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	70,000
Hydro Companies [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	1,900,000
Approximate Annual Revenues	4,000,000
Goodwill	$ 2,400,000
Bayou City Pump Inc [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 4,100,000
Bayou City Pump Inc [Member] | Technology and Drawings [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				830,000
Bayou City Pump Inc [Member] | Trademarks and Trade Names [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				370,000
Bayou City Pump Inc [Member]
Goodwill				$ 4,700,000
National Pump Company [Member]
Reporting Unit, Goodwill as Percentage of Total Assets		4.50%
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount		10.00%
Goodwill		$ 24,559,000	$ 22,615,000		$ 18,046,000